UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.8%
		Core Funds: 69.0%
62,943		Fidelity Blue Chip Growth Fund	$2,953,265
379,084		Goldman Sachs Capital Growth Fund	9,245,866
154,400		iShares Dow Jones Select Dividend Index Fund	8,675,736
292,800		iShares Russell 1000 Growth Index Fund	18,513,744
295,700		iShares S&P 500 Growth Index Fund	21,736,907
46,324		Mairs & Power Growth Fund	3,628,575
193		Matthews Asian Growth & Income Fund	3,153
24,238		Sequoia Fund	3,712,482
78,500		SPDR Dow Jones Industrial Average ETF	10,092,745
312,214		T. Rowe Price Blue Chip Growth Fund	13,550,095
254,245		T. Rowe Price Growth Stock Fund	9,168,069
624,974		Vanguard Dividend Growth Fund	10,130,831
645,205		Vanguard Equity Income Fund	14,962,315
263,800		Vanguard Growth ETF	17,941,038
220,300		Vanguard Mega Cap 300 Growth Fund	11,728,772
324,818		Vanguard US Growth Fund	6,499,600
75,700		WisdomTree Dividend Top 100 Ex-Financial Trust	4,074,174
199,700		WisdomTree LargeCap Dividend Trust	10,468,274
		Total Core Funds	177,085,641
		Speculative Funds: 30.8%
61,200		Consumer Discretionary Select Sector SPDR Trust	2,679,336
91,844		Fidelity Capital Appreciation Fund	2,604,702
143,365		Harbor Capital Appreciation Fund	5,866,480
41,300		iShares Nasdaq Biotechnology Index Fund	5,367,142
136,812		MFS Massachusetts Investors Growth Stock Fund	2,317,590
250,000		PowerShares High Yield Equity Dividend Achievers Portfolio	2,345,000
246,500		PowerShares QQQ Trust	15,815,440
181,000		SPDR S&P Homebuilders ETF	3,864,350
44,300		S&P Retail SPDR Series Trust	2,615,029
148,157		T Rowe Price Health Sciences	6,028,509
251,109		T. Rowe Price New Horizons Fund	8,710,986
45,000		Technology Select Sector SPDR Trust	1,293,750
447,112		Touchstone Sands Capital Select Fund*	5,338,519
67,000		Utilities Select Sector SPDR Trust	2,478,330
19,000		Vanguard Consumer Discretionary ETF	1,317,460
257,269		Wells Fargo Advantage Growth Fund	10,555,737
		Total Speculative Funds	79,198,360
		Total Investment Companies
		(Cost $244,057,845)	256,284,001
		SHORT TERM INVESTMENTS: 0.7%
1,758,118		Fidelity Government Portfolio - Institutional, 0.01% #	1,758,118
		Total Short Term Investments
		(Cost $1,758,118)	1,758,118
		Total Investments: 100.5%
		(Cost $245,815,963)	258,042,119
		Liabilities in Excess of Other Assets: (0.5)%	(1,261,740)
		Net Assets: 100.0%	$256,780,379

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$245,815,963
Gross unrealized appreciation	14,734,373
Gross unrealized depreciation	(2,508,217)
Net unrealized appreciation	$12,226,156

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$ 256,284,001	$ -	$ -	$ 256,284,001
Short-Term Investments	1,758,118	-	-	1,758,118
Total Investments in Securities	$ 258,042,119	$ -	$ -	$ 258,042,119

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.8%
		Core Funds: 41.3%
37,880		Fidelity Advisor Growth Opportunities Fund	$1,550,811
75,379		Goldman Sachs Capital Growth Fund	1,838,490
9,400		iShares Dow Jones Select Dividend Index Fund	528,186
56,500		iShares Russell 1000 Growth Index Fund	3,572,495
47,000		iShares S&P 500 Growth Index Fund	3,454,970
11,629		Sequoia Fund	1,781,170
9,350		SPDR Dow Jones Industrial Average ETF	1,202,129
80,955		T. Rowe Price Blue Chip Growth Fund	3,513,426
51,168		T. Rowe Price Growth Stock Fund	1,845,104
135,646		Vanguard Dividend Growth Fund	2,198,816
65,142		Vanguard Equity Income Fund	1,510,632
45,800		Vanguard Growth ETF	3,114,858
60,000		Vanguard Mega Cap 300 Growth Fund	3,194,400
48,980		William Blair Growth Fund	597,553
		Total Core Funds	29,903,040
		Speculative Funds: 58.5%
34,400		Consumer Discretionary Select Sector SPDR Trust	1,506,032
70,170		Harbor Capital Appreciation Fund	2,871,346
38,400		Healthcare Select Sector SPDR Trust	1,459,200
22,600		iShares Nasdaq Biotechnology Index Fund	2,936,983
14,662		MFS Massachusetts Investors Growth Stock Fund	248,374
88,600		PowerShares High Yield Equity Dividend Achievers Portfolio	831,068
146,100		PowerShares QQQ Trust	9,373,776
128,200		SPDR S&P Homebuilders ETF	2,737,070
18,300		S&P Retail SPDR Series Trust	1,080,249
64,165		T. Rowe Price Health Sciences	2,610,882
127,400		T. Rowe Price New Horizons Fund	4,419,518
29,053		TCW Select Equities Fund	554,621
37,200		Technology Select Sector SPDR Trust	1,069,500
373,652		Touchstone Sands Capital Select Fund*	4,461,405
28,100		Utilities Select Sector SPDR Trust	1,039,419
108,349		Wells Fargo Advantage Growth Fund	4,445,578
23,135		Wells Fargo Advantage Large Cap Growth Fund*	764,373
		Total Speculative Funds	42,409,394
		Total Investment Companies
		(Cost $68,713,637)	72,312,434
		SHORT TERM INVESTMENTS: 0.3%
207,972		Fidelity Government Portfolio - Institutional, 0.01% #	207,972
		Total Short Term Investments
		(Cost $207,972)	207,972
		Total Investments: 100.1%
		(Cost $68,921,609)	72,520,406
		Liabilities in Excess of Other Assets: (0.1)%	(92,212)
		Net Assets: 100.0%	$72,428,194

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$ 68,993,271
Gross unrealized appreciation	4,440,357
Gross unrealized depreciation	(913,222)
Net unrealized appreciation	$ 3,527,135

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$ 72,312,434	$ -	$ -	$ 72,312,434
Short-Term Investments	207,972	-	-	207,972
Total Investments in Securities	$ 72,520,406	$ -	$ -	$ 72,520,406

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.9%
		Bond Funds: 34.3%
258,635		DoubleLine Core Fixed Income Fund	$2,891,537
261,939		DoubleLine Total Return Bond Fund	2,928,478
123,671		Fidelity Total Bond Fund	1,376,462
45,000		Guggenheim BulletShares 2013 ETF	1,156,950
12,000		iShares Barclays 1-3 Year Credit Fund	1,256,520
149,831		Ivy High Income Fund	1,246,592
255,614		Mainstay High Yield Corporate Bond Fund	1,513,235
29,744		Payden & Rygel Emerging Market Bond Fund	427,715
25,086		PIMCO Global Bond Fund (US $ Hedged)	262,898
137,135		PIMCO Income Fund	1,570,198
14,600		Vanguard Total Bond Market ETF	1,231,948
		Total Bond Funds	15,862,533
		Core Funds: 60.6%
5,895		Dreyfus Appreciation Fund	252,085
46,191		Goldman Sachs Capital Growth Fund	1,126,605
22,100		iShares Dow Jones Select Dividend Index Fund	1,241,799
46,400		iShares Russell 1000 Growth Index Fund	2,933,872
44,200		iShares S&P 500 Growth Index Fund	3,249,142
115,040		PIMCO StocksPLUS Total Return Fund	996,242
9,733		Sequoia Fund	1,490,801
11,100		SPDR Dow Jones Industrial Average ETF	1,427,127
48,379		T. Rowe Price Blue Chip Growth Fund	2,099,655
50,350		T. Rowe Price Growth Stock Fund	1,815,610
90,325		Vanguard Dividend Growth Fund	1,464,172
130,617		Vanguard Equity Income Fund	3,028,997
36,100		Vanguard Growth ETF	2,455,161
30,500		Vanguard Mega Cap 300 Growth Fund	1,623,820
46,382		Vanguard US Growth Fund	928,108
37,000		WisdomTree LargeCap Dividend Trust	1,939,540
		Total Core Funds	28,072,736
		Total Return Funds: 5.0%
40,524		Vanguard Wellesley Income Fund	2,330,126
		Total Total Return Funds	2,330,126
		Total Investment Companies
		(Cost $45,017,477)	46,265,395
		SHORT TERM INVESTMENTS: 0.0%
19		Fidelity Government Portfolio - Institutional, 0.01% #	19
		Total Short Term Investments
		(Cost $19)	19
		Total Investments: 99.9%
		(Cost $45,017,496)	46,265,414
		Other Assets in Excess of Liabilities: 0.1%	68,231
		Net Assets: 100.0%	$46,333,645

	#	Annualized seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$ 45,018,499
Gross unrealized appreciation	1,675,180
Gross unrealized depreciation	(428,265)
Net unrealized appreciation	$ 1,246,915

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$ 46,265,395	$ -	$ -	$ 46,265,395
Short-Term Investments	19	-	-	19
Total Investments in Securities	$ 46,265,414	$ -	$ -	$ 46,265,414

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.8%
		Bond Funds: 88.8%
1,663,036		DoubleLine Core Fixed Income Fund	$18,592,740
1,736,503		DoubleLine Total Return Bond Fund	19,414,106
305,925		Dreyfus Investment Grade Intermediate Income Fund	4,249,304
672,166		Fidelity GNMA Fund	8,005,496
763,180		Fidelity Investment Grade Bond Fund	6,006,227
766,905		Fidelity Total Bond Fund	8,535,655
313,800		Guggenheim BulletShares 2013 ETF	8,067,798
86,500		iShares Barclays 1-3 Year Credit Fund	9,057,415
832,519		Ivy High Income Fund	6,926,561
1,430,967		Mainstay High Yield Corporate Bond Fund	8,471,327
148,820		Payden & Rygel Emerging Market Bond Fund	2,140,038
250,289		PIMCO Global Bond Fund (US $ Hedged)	2,623,034
744,324		PIMCO Income Fund	8,522,505
81,500		Vanguard Total Bond Market ETF	6,876,970
		Total Bond Funds	117,489,176
		Total Return Funds: 11.0%
108,231		Merger Fund	1,706,808
225,276		Vanguard Wellesley Income Fund	12,953,381
		Total Total Return Funds	14,660,189
		Total Investment Companies
		(Cost $129,074,785)	132,149,365
		SHORT TERM INVESTMENTS: 0.0%
222		Fidelity Government Portfolio - Institutional, 0.01% #	222
		Total Short Term Investments
		(Cost $222)	222
		Total Investments: 99.8%
		(Cost $129,075,007)	132,149,587
		Other Assets in Excess of Liabilities: 0.2%	217,638
		Net Assets: 100.0%	$132,367,225

	#	Annualized seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$ 129,121,069
Gross unrealized appreciation	3,218,215
Gross unrealized depreciation	(189,697)
Net unrealized appreciation	$ 3,028,518

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$ 132,149,365	$ -	$ -	$ 132,149,365
Short-Term Investments	222	-	-	222
Total Investments in Securities	$ 132,149,587	$ -	$ -	$ 132,149,587

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 101.4%
		Core Funds: 25.3%
5,400		iShares Russell 1000 Growth Index Fund	$341,442
11,000		iShares S&P 100 Index Fund	687,170
9,200		iShares S&P 500 Growth Index Fund	676,292
11,300		Vanguard Growth ETF	768,513
		Total Core Funds	2,473,417
		Speculative Funds: 76.1%
19,500		Consumer Discretionary Select Sector SPDR Trust	853,710
7,600		iShares Cohen & Steers Realty Majors Index Fund	597,664
6,800		iShares Nasdaq Biotechnology Index Fund	883,694
26,200		iShares Silver Trust*	698,230
20,700		PowerShares QQQ Trust	1,328,112
42,300		SPDR S&P Homebuilders ETF	903,105
8,600		S&P Retail SPDR Series Trust	507,658
8,400		Technology Select Sector SPDR Trust	241,500
18,800		Utilities Select Sector SPDR Trust	695,412
10,800		Vanguard Consumer Discretionary ETF	748,872
		Total Speculative Funds	7,457,957
		Total Investment Companies
		(Cost $9,286,389)	9,931,374
		SHORT TERM INVESTMENTS: 0.5%
44,262		Fidelity Government Portfolio - Institutional, 0.01% #	44,262
		Total Short Term Investments
		(Cost $44,262)	44,262
		Total Investments: 101.9%
		(Cost $9,330,651)	9,975,636
		Liabilities in Excess of Other Assets: (1.9)%	(182,319)
		Net Assets: 100.0%	$9,793,317

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$ 9,383,764
Gross unrealized appreciation	745,858
Gross unrealized depreciation	(153,986)
Net unrealized appreciation	$ 591,872

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$ 9,931,374	$ -	$ -	$ 9,931,374
Short-Term Investments	44,262	-	-	44,262
Total Investments in Securities	$ 9,975,636	$ -	$ -	$ 9,975,636

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 99.7%
		Core Funds: 78.9%
7,300		iShares Dow Jones Select Dividend Index Fund	$410,187
8,200		iShares Russell 1000 Growth Index Fund	518,486
14,200		iShares S&P 100 Index Fund	887,074
11,900		iShares S&P 500 Growth Index Fund	874,769
5,000		SPDR Series Trust S&P 500 Growth	317,950
7,900		Vanguard Growth ETF	537,279
12,400		Vanguard Mega Cap 300 Growth Fund	660,176
		Total Core Funds	4,205,921
		Speculative Funds: 20.8%
1,700		Consumer Discretionary Select Sector SPDR Trust	74,426
700		iShares Cohen & Steers Realty Majors Index Fund	55,048
1,000		iShares Nasdaq Biotechnology Index Fund	129,955
9,300		PowerShares QQQ Trust	596,688
4,000		SPDR S&P Homebuilders ETF	85,400
1,000		S&P Retail SPDR Series Trust	59,030
1,900		Technology Select Sector SPDR Trust	54,625
1,500		Utilities Select Sector SPDR Trust	55,485
		Total Speculative Funds	1,110,657
		Total Investment Companies
		(Cost $5,307,805)	5,316,578
		SHORT TERM INVESTMENTS: 0.4%
22,125		Fidelity Government Portfolio - Institutional, 0.01% #	22,125
		Total Short Term Investments
		(Cost $22,125)	22,125
		Total Investments: 100.1%
		(Cost $5,329,930)	5,338,703
		Liabilities in Excess of Other Assets: (0.1)%	(4,872)
		Net Assets: 100.0%	$5,333,831

	#	Annualized seven-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$ 5,336,393
Gross unrealized appreciation	131,169
Gross unrealized depreciation	(128,859)
Net unrealized appreciation	$ 2,310

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$ 5,316,578	$ -	$ -	$ 5,316,578
Short-Term Investments	22,125	-	-	22,125
Total Investments in Securities	$ 5,338,703	$ -	$ -	$ 5,338,703

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 65.5%
	Core Funds: 49.0%
90,000	iShares Russell 1000 Growth Index Fund	$5,690,700
70,000	iShares S&P 100 Index Fund	4,372,900
30,000	SPDR S&P 500 ETF	4,088,100
95,000	Vanguard Growth ETF	6,460,950
	Total Core Funds	20,612,650
	Speculative Funds: 16.5%
95,000	PowerShares QQQ Trust	6,095,200
30,000	Technology Select Sector SPDR Trust	862,500
	Total Speculative Funds	6,957,700
	Total Investment Companies
	(Cost $28,357,109)	27,570,350
	PURCHASED OPTIONS: 0.7%
	Put Options: 0.7%
2,100	SPDR S&P 500 ETF, Expiration 7/21/12 Strike $135*	290,850
	Total Put Options	290,850
	Total Purchased Options
	(Cost $395,484)	290,850

Shares/Par Value		Value
	SHORT TERM INVESTMENTS: 34.4%
1,492,552	Fidelity Government Portfolio - Institutional, 0.01% #	1,492,552
3,000,000	United States Treasury Bills, Maturity Date 7/12/12, 0.053%	2,999,997
3,000,000	United States Treasury Bills, Maturity Date 7/26/12, 0.033%	2,999,936
2,000,000	United States Treasury Bills, Maturity Date 8/02/12, 0.046%	1,999,954
5,000,000	United States Treasury Bills, Maturity Date 9/20/12, 0.069%	4,999,220
	Total Short Term Investments
	(Cost $14,491,975)	14,491,659
	Total Investments: 100.6%
	(Cost $43,244,568)	42,352,859
	Liabilities in Excess of Other Assets: (0.6)%	(271,601)
	Net Assets: 100.0%	$42,081,258

	* Non-income producing.
	# Annualized seven-day yield as of June 30, 2012

SCHEDULE OF OPTIONS WRITTEN AT JUNE 30, 2012 (UNAUDITED)
Contracts (100 shares per contract)		Value
	Put Options
100	iShares Nasdaq Biotechnology Index Fund, Expiration 7/21/12, Strike Price $122*	$(6,500)
200	SPDR S&P Homebuilders ETF, Expiration 7/21/12, Strike Price $19*	(2,200)
	Total Put Options Written
	(Premiums received $22,967)	$(8,700)

	* Non-income producing.

	The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

	Cost of investments	$44,077,953
	Gross unrealized appreciation	14,267
	Gross unrealized depreciation	(1,739,361)
	Net unrealized depreciation	$(1,725,094)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$27,570,350	$ -	$ -	$ 27,570,350
Purchased Options	-	290,850	-	290,850
Short-Term Investments	1,492,552	12,999,107	-	14,491,659
Total Investments in Securities	$29,062,902	$ 13,289,957	$ -	42,352,859
Written Options	$-	$ (8,700)	$ -	$ (8,700)

FUNDX TACTICAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2012 (UNAUDITED)

Shares			Value
		INVESTMENT COMPANIES: 75.4%
		Bond Funds: 37.5%
41,978		DoubleLine Core Fixed Income Fund	$469,310
41,954		DoubleLine Total Return Bond Fund	469,041
29,247		Fidelity GNMA Fund	348,327
19,072		Fidelity Total Bond Fund	212,275
6,000		Guggenheim BulletShares 2013 ETF	154,260
3,900		iShares Barclays 1-3 Year Credit Fund*	408,369
24,706		Ivy High Income Fund	205,557
43,923		Mainstay High Yield Corporate Bond Fund	260,026
3,499		Payden & Rygel Emerging Market Bond Fund	50,319
4,824		PIMCO Global Bond Fund (US $ Hedged)	50,557
15,484		PIMCO Income Fund	177,294
1,900		Vanguard Total Bond Market ETF	160,322
		Total Bond Funds	2,965,657
		Core Funds: 26.1%
9,000		iShares Russell 1000 Growth Index Fund	569,070
7,000		iShares S&P 100 Index Fund	437,290
3,000		SPDR S&P 500 ETF	408,810
9,500		Vanguard Growth ETF	646,095
		Total Core Funds	2,061,265
		Speculative Funds: 8.8%
9,500		PowerShares QQQ Trust	609,520
3,000		Technology Select Sector SPDR Trust	86,250
		Total Speculative Funds	695,770
		Total Return Funds: 3.0%
4,182		Vanguard Wellesley Income Fund	240,480
		Total Total Return Funds	240,480
		Total Investment Companies
		(Cost $5,982,875)	5,963,172
		PURCHASED OPTIONS: 0.4%
		Put Options: 0.4%
210		SPDR S&P 500 Put Option, Expiration 7/21/12 Strike $135*	29,085
		Total Put Options	29,085
		Total Purchased Options
		(Cost $39,548)	29,085

Shares/Par Value			Value
		SHORT TERM INVESTMENTS: 24.5%
514,608		Fidelity Government Portfolio - Institutional, 0.01% #	$514,608
200,000		United States Treasury Bills, Maturity Date 7/12/12, 0.053%	200,000
225,000		United States Treasury Bills, Maturity Date 7/26/12, 0.033%	224,995
500,000		United States Treasury Bills, Maturity Date 8/02/12, 0.046%	499,989
500,000		United States Treasury Bills, Maturity Date 9/20/12, 0.069%	499,922
		Total Short Term Investments
		(Cost $1,939,545)	1,939,514
		Total Investments: 100.3%
		(Cost $7,961,968)	7,931,771
		Liabilities in Excess of Other Assets: (0.3)%	(26,304)
		Net Assets: 100.0%	$7,905,467

	*	Non-income producing.
	#	Annualized seven-day yield as of June 30, 2012

SCHEDULE OF OPTIONS WRITTEN AT JUNE 30, 2012 (UNAUDITED)
Contracts (100 shares per contract)			Value
		Put Options
10		iShares Nasdaq Biotechnology Index Fund, Expiration 7/21/12, Strike Price $122*	$(650)
20		SPDR S&P Homebuilders ETF, Expiration 7/21/12, Strike Price $19*	(220)
		Total Put Options Written
		(Premiums received $2,297)	$(870)

* Non-income producing.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$8,029,153
Gross unrealized appreciation	63,241
Gross unrealized depreciation	(160,623)
Net unrealized depreciation	$(97,382)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$5,963,172	$-	$-	$5,963,172
Purchased Options	-	29,085	-	29,085
Short-Term Investments	514,608	1,424,906	-	1,939,514
Total Investments in Securities	$6,477,780	$1,453,991	$-	$7,931,771
Written Options	$-	$(870)	$-	$(870)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/    Eric W. Falkeis
                   Eric W. Falkeis, President

Date                8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/    Eric W. Falkeis
                  Eric W. Falkeis, President

Date               8/27/12

By (Signature and Title)*                /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date              8/21/12

* Print the name and title of each signing officer under his or her signature.